Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		12 Months Ended
	Nov. 02, 2021 USD ($)	Mar. 31, 2023 Segment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segment | Segment		1		1
Impairment of intangible assets			$ 0	$ 132,227
Initial upfront payment	$ 5,000,000
Term of license	7 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		10 years		10 years